EARNINGS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 10—EARNINGS PER SHARE

The Company computes earnings per share (“EPS”) of Class A and Class B common stock using the two-class method required for participating securities. Basic and diluted EPS was the same for each period presented as the inclusion of all potential Class A and Class B common shares outstanding would have been anti-dilutive. Basic and diluted EPS are the same for each class of common stock because they are entitled to the same liquidation and dividend rights. The following table sets forth the computation of basic and diluted loss per Class A and Class B common share for the nine months ended September 30, 2017 and 2016 (in thousands, except per share amounts):

	2017			2016
	Class A	Class B	Total	Class A	Class B	Total
Numerator- net loss	$(182)	$(49,192)	$(49,374)	$(122)	$(36,875)	$(36,997)
Denominator- weighted average number of common shares outstanding	377	102,158	102,535	333	100,993	101,326
Basic and diluted net loss per common share	$(0.48)	$(0.48)	$(0.48)	$(0.37)	$(0.37)	$(0.37)

Upon consummation of the business combination and reverse recapitalization discussed in Notes 1 and 11, the weighted average number of common shares outstanding will be converted to Company Shares using the Exchange Ratio. Accordingly, in the future earnings per share will give effect to the change in capital structure that resulted from the reverse recapitalization.

Basic and diluted EPS was the same for each period presented as the inclusion of all potential common shares outstanding would have been anti-dilutive. For the nine months ended September 30, 2016 and 2017, the following potential common stock equivalents of RSI were excluded from the computation of diluted earnings per share since the impact of inclusion was anti-dilutive (in thousands):

	2017	2016
Convertible preferred stock	100,486	44,045
Stock options	55,436	54,643
Warrants	14,455	11,420

Total	170,377	110,108

NOTE 11-EARNINGS PER SHARE

The Company computes earnings per share (“EPS”) of Class A and Class B common stock using the two-class method required for participating securities. Basic and diluted EPS was the same for each period presented as the inclusion of all potential Class A and Class B common shares outstanding would have been anti-dilutive. Basic and diluted EPS are the same for each class of common stock because they are entitled to the same liquidation and dividend rights. The following table sets forth the computation of basic and diluted loss per Class A and Class B common share (in thousands, except per share amounts):

	2014			2015			2016
	Class A	Class B	Total	Class A	Class B	Total	Class A	Class B	Total
Numerator- net loss attributable to common shareholders	$(192)	$(127,636)	$(127,828)	$(148)	$(45,121)	$(45,269)	$(76)	$(22,861)	$(22,937)
Denominator- weighted average number of common shares outstanding	151	100,779	100,930	332	100,842	101,174	335	101,006	101,341
Basic and diluted net loss per common share	$(1.27)	$(1.27)	$(1.27)	$(0.45)	$(0.45)	$(0.45)	$(0.23)	$(0.23)	$(0.23)

For the years ended December 31, 2014, 2015 and 2016, the following potential common stock equivalents were excluded from the computation of diluted earnings per share since the impact of inclusion was anti-dilutive (in thousands):

	2014	2015	2016
Convertible preferred stock	44,045	44,045	100,486
Options	49,183	52,795	53,731
Warrants	345	345	14,455

Total	93,573	97,185	168,672